Related Party Transactions (Details Narrative) - USD ($)		3 Months Ended		6 Months Ended
	Feb. 13, 2019	May 31, 2019	Jun. 30, 2018	Jun. 30, 2019	Dec. 31, 2018	Nov. 23, 2018	Oct. 25, 2018
Repayment of loan from related party		$ 207,000		$ 207,000
Advance from affiliates				$ 307,141	$ 514,141
Promissory Notes [Member]
Interest rate	6.00%
Debt principal amount	$ 307,141
Proceeds from private offering	$ 5,000,000
OWP Ventures, Inc. [Member]
Advance from affiliates					$ 514,141
CEO [Member]
Advance from affiliates							$ 307,141
Interest rate							6.00%
CEO [Member] | OWP Ventures, Inc. [Member]
Advance from affiliates						$ 307,141
Interest rate						6.00%